RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2011, AND PERIODS ENDED MARCH 31, JUNE 30 AND SEPTEMBER 30, 2012 (Detail) - Schedule of Restated Financial Information (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Jun. 17, 2004	Dec. 31, 2003	Sep. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Previously Reported [Member]	Jun. 30, 2012 Scenario, Previously Reported [Member]	Mar. 31, 2012 Scenario, Previously Reported [Member]	Dec. 31, 2011 Scenario, Previously Reported [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Adjustment [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Adjustment [Member]	Jun. 30, 2012 Scenario, Adjustment [Member]	Mar. 31, 2012 Scenario, Adjustment [Member]	Dec. 31, 2011 Scenario, Adjustment [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series I Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series I Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series A Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series A Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Jun. 30, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Mar. 31, 2012 Scenario, Actual [Member] Series G Preferred Stock [Member]	Dec. 31, 2011 Scenario, Actual [Member] Series G Preferred Stock [Member]	Sep. 30, 2012 Scenario, Actual [Member]	Jun. 30, 2012 Scenario, Actual [Member]	Mar. 31, 2012 Scenario, Actual [Member]	Dec. 31, 2011 Scenario, Actual [Member]	Mar. 31, 2013 Series I Preferred Stock [Member]	Dec. 31, 2012 Series I Preferred Stock [Member]	Dec. 31, 2011 Series I Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Mar. 31, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]
Current Assets
Cash	$ 69,994	$ 42,008	$ 118,734	$ 129,888		$ 47,000							$ 0														$ 70,726	$ 110,388	$ 118,734	$ 129,888													$ 0	$ 0	$ 0	$ 0													$ 70,726	$ 110,388	$ 118,734	$ 129,888
Accounts Receivable	0	0		982																							0	0	0	982													0	0	0	0													0	0	0	982
Total Current Assets	69,994	42,008		130,870																							70,726	110,388	118,734	130,870													0	0	0	0													70,726	110,388	118,734	130,870
Other Assets
Certificates of Deposit	172,619	172,499		171,875																							172,378	172,255	172,133	171,875													0	0	0	0													172,378	172,255	172,133	171,875
Deferred Financing Costs, Net																											21,131			0													0			0													21,131			0
Goodwill	0	0		5,341																							5,341	5,341	5,341	5,341													0	0	0	0													5,341	5,341	5,341	5,341
Mining Claims - Unproved	1,797,488	1,797,488		1,797,564																							2,187,207	2,110,387	2,004,295	1,891,845													(389,718)	(312,898)	(206,550)	(94,281)													1,797,489	1,797,489	1,797,745	1,797,564
Property, Plant & Equipment, net of accumulated depreciation	611,152	635,212		733,885																							660,083	681,515	707,700	733,885													0	0	0	0													660,083	681,515	707,700	733,885
Purchase Option - Taber Mine																											22,000	16,000	10,000	4,000													0	0	0	0													22,000	16,000	10,000	4,000
Reclamation Bond Deposit	2,000	2,000		0																							2,000	2,000	2,000	0													0	0	0	0													2,000	2,000	2,000	0
Total Other Assets	2,668,885	2,634,220		2,712,665																							3,070,140	2,987,498	2,901,469	2,806,946													(389,718)	(312,898)	(206,550)	(94,281)													2,680,422	2,674,600	2,694,919	2,712,665
TOTAL ASSETS	2,738,879	2,676,228		2,843,535																							3,140,866	3,097,886	3,020,203	2,937,816													(389,718)	(312,898)	(206,550)	(94,281)													2,751,148	2,784,988	2,813,653	2,843,535
Current Liabilities
Accounts Payable	58,256	56,617		5,942																							31,165	44,638	30,976	5,942													0	0	0	0													31,165	44,638	30,976	5,942
Accrued Expenses - related party	933,474	884,474		784,474																							850,474	828,474	812,474	784,474													0	0	0	0													850,474	828,474	812,474	784,474
Accrued Interest	49,776	41,363		0																							18,513	10,823	3,348	0													0	0	0	0													18,513	10,823	3,348	0
Convertible notes payable net of discount	238,472	608,193		25,000																							357,675	161,798	53,802	25,000													0	0	0	0													357,675	161,798	53,802	25,000
Note Payable net of discount	0	0		4,432																							0	0	5,931	4,432													0	0	0	0													0	0	5,931	4,432
Note Payable – Ruby Mine Mortgage	1,128,112	1,774,822		1,889,185																							1,841,095	1,857,245	1,873,275	1,889,185													0	0	0	0													1,841,095	1,857,245	1,873,275	1,889,185
Derivative Liability	671,791	496,827		0																							585,498			0													0			0													585,498			0
Total Current Liabilities	3,085,787	3,884,381		2,709,033																							3,684,420	2,902,978	2,779,806	2,709,033													0	0	0	0													3,684,420	2,902,978	2,779,806	2,709,033
Long-Term Liabilities
Asset Retirement Obligation	5,660	5,584		5,147	171,618																						5,350	5,274	5,198	5,147													0	0	0	0													5,350	5,274	5,198	5,147
Total Long-Term Liabilities	1,211,238	5,584		5,147																							5,350	5,274	5,198	5,147													0	0	0	0													5,350	5,274	5,198	5,147
Total Liabilities	4,297,025	3,889,965		2,714,180																							3,689,770	2,908,252	2,785,004	2,714,180													0	0	0	0													3,689,770	2,908,252	2,785,004	2,714,180
Stockholders’ Equity (Deficit)
Preferred stock															0	0	0	0	4,000	4,000	4,000	4,000	0	100	100	100					0	0	0	0	0	0	0	0	0	0	0	0					0	0	0	0	4,000	4,000	4,000	4,000	0	100	100	100					0	0	0	4,000	4,000	4,000	0	0	100
Common stock	107,714	102,003		97,664																							100,498	99,628	98,725	97,664													0	0	0	0													100,498	99,628	98,725	97,664
Additional Paid-In Capital	12,398,959	12,168,608		11,358,733																							12,047,659	11,999,318	11,796,219	11,358,733													0	0	0	0													12,047,659	11,999,318	11,796,219	11,358,733
Stock Payable	0	0		25,000																							25,000	25,000	25,000	25,000													0	0	0	0													25,000	25,000	25,000	25,000
Deficit Accumulated During Exploration Stage																											(12,726,061)	(11,938,412)	(11,688,845)	(11,261,861)													(389,718)	(312,898)	(206,550)	(94,281)													13,115,779	(12,251,310)	(11,895,395)	(11,356,142)
Total Stockholders’ Equity (Deficit)	(1,558,146)	(1,213,737)		129,355		(428,870)	(598,827)	(433,103)	(377,405)	(211,157)	1,376,609	(90,587)		0													(548,904)	189,634	235,199	223,636													(389,718)	(312,898)	(206,550)	(94,281)													(938,622)	(123,264)	28,649	129,355
TOTAL LIABILITIES & STOCKHOLDERS’ EQUITY (DEFICIT)	$ 2,738,879	$ 2,676,228		$ 2,843,535																							$ 3,140,866	$ 3,097,886	$ 3,020,203	$ 2,937,816													$ (389,718)	$ (312,898)	$ (206,550)	$ (94,281)													$ 2,751,148	$ 2,784,988	$ 2,813,653	$ 2,843,535